OTHER LONG-TERM RECEIVABLES AND INVESTMENT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 22, 2004	Dec. 31, 2013	Dec. 31, 2014
OTHER LONG-TERM RECEIVABLES AND INVESTMENT [Abstract]
Deposits on leased vehicle and other (see also Note 8b2)		$ 7	$ 11
Loan to non-affiliated companies (see Note 1 and (1) below)		80	68
Other long-term receivables and investment		$ 87	$ 79
Debt conversion, shares issued	197,217
Percentage of MCL shares held		2.00%